Disposal of subsidiary (Details) - RUB (₽) ₽ in Thousands		12 Months Ended
	Apr. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results from operations of subsidiary disposed
Revenue		₽ 8,282,107	₽ 7,788,741	₽ 6,117,773	[1]
Operating costs and expenses (exclusive of depreciation and amortization)		(4,691,300)	(4,300,263)	(3,432,860)	[1]
Depreciation and amortization		(750,558)	(683,317)	(586,131)	[1]
Operating (loss)/income		2,840,249	2,805,161	2,098,782	[1]
Net foreign exchange gain		83,030	(46,508)	(8,742)	[1]
(Loss)/profit before income tax		2,571,597	2,225,448	1,542,447	[1]
Income tax recovery/(expense)		(685,772)	(644,422)	(509,602)	[1]
Net income for the year		1,885,825	1,581,026	1,032,845	[1]
Attributable to:
Owners of the Company		1,748,960	1,448,018	949,307	[1]
Non-controlling interest		₽ 136,865	₽ 133,008	83,538	[1]
HeadHunter LLC (Ukraine)
Disposal of subsidiary
Percentage of ownership sold	51.00%
Effect of Disposal on the Financial Position of the Group
Consideration to be received	₽ 2,624			2,624
Less net (assets) liabilities, including:
Assets disposed				(19,162)
Liabilities disposed				26,756
Total net liabilities				7,594
Less currency translation reserve released on disposal				44
Less non-controlling interest disposed				(4,131)
Gain on disposal of subsidiary	₽ 6,131			6,131
Cash and cash equivalents disposed of				(10,847)
Net cash inflow (outflow)				(10,847)
Results from operations of subsidiary disposed
Revenue				16,484
Operating costs and expenses (exclusive of depreciation and amortization)				(23,770)
Depreciation and amortization				(101)
Operating (loss)/income				(7,387)
Net foreign exchange gain				231
(Loss)/profit before income tax				(7,156)
Income tax recovery/(expense)				670
Net income for the year				(6,486)
Attributable to:
Owners of the Company				(3,308)
Non-controlling interest				₽ (3,178)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.